FEDERATED COMPLEX OF FUNDS
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Supplement dated December 12, 2005 to current Prospectuses.

Please replace the section entitled "Legal Proceedings" with the following:
LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated,
(iii) no action may be taken by fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.





The Federated Complex of Funds consists of the following registrants and all portfolios and classes thereof:

Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated American Leaders Fund, Inc.
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Intermediate Government Fund, Inc.
Federated Managed Allocation Portfolios
Federated Municipal High Yield Advantage Fund, Inc.
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Short-Term Municipal Trust
Federated Stock and Bond Fund, Inc.
Federated Stock Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund:  1-3 Years
Federated U.S. Government Securities Fund:  2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Money Market Obligations Trust


Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
147551204    31417P304  31420B888   313913204  31428U755   608919809   60934N195
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
147551303    31417P403  31420B805   313913303  31428U748   60934N633   60934N187
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
147551105    31417P866  31420B300   313923104  31428U730   60934N591   60934N773
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
147551402    31417P858  31420B607   313923203  31428U722   608919841   60934N799
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
147552103    31417P502  31420B508   313923302  31428U847   60934N567   60934N682
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
147552301    31417P601  313916405   313923401  31428U839   60934N823   60934N674
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
314082108    31417P700  313916793   313923880  31428U821   60934N104   608919825
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
314082207    31417P809  313916835   313923500  458810108   60934N856   60934N252
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip       Cusip
313914103    314184102  313916819   313923609  458810603   60934N658   60934N245
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313914202    314184201  313916108   313923708  60934N260   60934N625
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313914301    313912206  313916801   313923807  60934N450   60934N112
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313914400    313912305  313916207   313923872  60934N831   60934N203
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313914509    313912404  313916306   313907107  60934N864   60934N583
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172701    313912107  313916843   313907206  60934N716   60934N401
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172800    314195108  313916603   313911109  60934N815   60934N500
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172883    314195207  313916827   313911208  60934N690   60934N807
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172594    314195306  313916777   313911307  60934N179   60934N849
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172677    314197104  313916702   313911406  608919403   60934N641
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172669    31420C878  313916504   313900102  608919502   60934N617
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172651    31420C860  313916884   31429A105  60934N369   608919833
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172644    31420C852  313916785   31429A204  60934N351   60934N708
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
317172636    31420C845  31420H109   31428Q887  608919601   60934N575
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172628    31420C704  31420H208   31428Q804  60934N559   60934N880
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172610    31420C803  31420G408   31428Q820  608919205   60934N872
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172537    31420C886  31420G507   31428Q812  60934N740   60934N153
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172842    31420C407  31420G606   31428Q796  60934N765   60934N146
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172834    31420C506  31420G101   31428Q101  60934N666   60934N120
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172826    31420C837  31420G200   31428Q770  60934N344   608919304
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172107    31420C829  31420G309   31428Q507  608919700   608919205
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172206    31420C811  31420F103   31428Q788  60934N336   608919106
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172305    31420C795  31420F202   31428Q879  60934N328   608919874
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172743    31420C209  31420F301   31428Q606  60934N732   60934N476
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172735    31420C308  31420F400   314284100  60934N724   60934N468
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172727    31420C787  314212408   31428M100  608919817   60934N310
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172586    314199100  314212200   31428M209  608919791   608919866
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172578    314199209  314212606   31428M308  60934N757   608919858
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172560    31420E502  314212309   31428P103  60934N286   60934N294
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172818    31420E106  314212101   31428P301  608919882   60934N278
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172792    31420E809  314212507   31428P202  60934N518   60934N419
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
314172784    31420E403  313910200   31428U813  60934N385   60934N427
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313915100    31420E205  313910309   31428U797  60934N377   60934N393
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313915209    31420E601  313910408   31428U789  60934N484   60934N526
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313915308    31420E304  313910101   31428U771  60934N492   60934N534
Cusip        Cusip      Cusip       Cusip      Cusip       Cusip
313915407    31420B706  313913105   31428U763  60934N211   60934N542




34008 (12/05)